Reply Attention of	Grant Y. Wong
Direct Tel.	604.643.3178
EMail Address	gyw@cwilson.com
Our File No.	28291-1 / D/GYW/794844.1

December 2, 2005

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

Washington DC 20549-7010

Attention:	Mellissa Campbell Duru

Ladies and Gentlemen:

Re: Torrent Energy Corporation Amendment No. 1 to Registration Statement on Form SB-2 Filed November 14, 2005 File No. 333-128593

                              Thank you for your letter of November 28, 2005 with respect to the above referenced filing by Torrent Energy Corporation (the “Company”). As counsel to the Company, we wish to respond to your letter as follows.

We have keyed our responses to your comments. We enclose three marked copies of Amendment No. 2 to the registration statement on Form SB-2 (the “Amendment”). Unless otherwise indicated, page references used in this letter relate to the enclosed marked version of the Amendment.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Form SB-2

Plan of Operations, page 15

1.                          The statement that an independent engineering firm has quantified natural gas resources from coal in excess of 1 trillion cubic feet has been removed.

Closing

We trust our above response addresses your letter satisfactorily. Should you have further comments or any questions, please direct them to the undersigned at 604-643-3178. We look forward to your response.

Yours truly,

CLARK WILSON LLP

Per: /s/ Grant Y. Wong

Grant Y. Wong

GYW/

Enclosure

cc:	Torrent Energy Corporation (via facsimile)
Attention: Mark Gustafson